Indebtedness - Schedule of Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012 Term Loan A [Member]	Dec. 29, 2012 Term Loan A [Member] October 9, 2017 [Member]	Dec. 29, 2012 Term Loan B [Member] October 9, 2019 [Member]	Dec. 29, 2012 Senior notes [Member]	Oct. 09, 2012 Senior notes [Member]
Proforma Debt Instrument [Line Items]
Term Loan, due			$ 550.0	$ 550.0	$ 325.0		$ 375.0
Senior notes, 6.125% interest, due October 15, 2020						375.0
Notes payable		0.5
Total debt obligations	1,250.0	0.5
Less: current maturities	(30.7)	(0.5)
Total long-term debt	$ 1,219.3